Note 13 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subtotal listed equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	€ 2,333	€ 2,282	€ 2,317
Unrealized gains of equity instruments	35	38	87
Unrealized losses of equity instruments	(1,154)	(1,326)	(518)
Fair value of equity instruments	1,214	995	1,886
Subtotal listed equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	2,235	2,182	2,181
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	(1,146)	(1,309)	(507)
Fair value of equity instruments	1,088	873	1,674
Subtotal listed equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	98	100	136
Unrealized gains of equity instruments	35	38	87
Unrealized losses of equity instruments	(8)	(17)	(11)
Fair value of equity instruments	125	121	213
Subtotal listed equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	29	27	30
Unrealized gains of equity instruments	0	0	47
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	29	27	78
Subtotal listed equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	1	1	1
Unrealized gains of equity instruments	28	33	33
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	29	34	34
Subtotal listed equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	0	2	3
Unrealized gains of equity instruments	4	4	2
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	5	6	5
Subtotal listed equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	69	70	102
Unrealized gains of equity instruments	2	1	5
Unrealized losses of equity instruments	(8)	(17)	(11)
Fair value of equity instruments	63	54	96
Subtotal unlisted equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	60	62	454
Unrealized gains of equity instruments	48	44	80
Unrealized losses of equity instruments	(1)	(1)	(1)
Fair value of equity instruments	107	105	533
Subtotal unlisted equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	5	5	5
Unrealized gains of equity instruments	7	1	1
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	11	5	5
Subtotal unlisted equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	55	58	450
Unrealized gains of equity instruments	41	43	79
Unrealized losses of equity instruments	(1)	(1)	(1)
Fair value of equity instruments	95	100	528
Subtotal unlisted equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	0	0	387
Unrealized gains of equity instruments	0	0	32
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	0	0	419
Subtotal unlisted equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	0	0	0
Unrealized gains of equity instruments	0	0	0
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	1	1	0
Subtotal unlisted equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	3	5	5
Unrealized gains of equity instruments	0	0	4
Unrealized losses of equity instruments	0	0	0
Fair value of equity instruments	3	5	9
Subtotal unlisted equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	51	52	57
Unrealized gains of equity instruments	41	43	43
Unrealized losses of equity instruments	(1)	(1)	(1)
Fair value of equity instruments	91	94	99
Total [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Cost of equity instruments	2,393	2,344	2,772
Unrealized gains of equity instruments	83	82	167
Unrealized losses of equity instruments	(1,155)	(1,327)	(519)
Fair value of equity instruments	€ 1,320	€ 1,100	€ 2,420